Financial Instruments on Balance Sheet - Summary of Carrying and Fair Values of Financial Instruments that are Reported at Fair Value (Detail) € in Thousands	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 19,583
Financial liabilties, at fair value	19,583
Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	19,583
Financial liabilties, at fair value	19,583
Level III [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	19,583
Financial liabilties, at fair value	19,583
Level III [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	19,583
Financial liabilties, at fair value	€ 19,583